Assets Held for Sale and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Detailed Information About Assets Held for Sale Other Current Assets	As of December 31, 2024 and 2023, assets held for sale and other current assets were detailed as follows:

		2024	2023
Assets held for sale	$	265	49
Other current assets		105	142

	$	370	191

Summary of Assets Held for Sale or as Held for Distribution to Owners
As of December 31, 2024 and 2023, the caption of assets held for sale in the table above, which are measured at the lower of their estimated realizable value, less costs to sell, and their carrying amounts, as well as liabilities directly related with such assets are detailed as follows:

		2024				2023
		Assets	Liabilities	Net Assets		Assets	Liabilities	Net Assets
Dominican Republic (note 4.2)	$	229	91	138	$	—	—	—
Other assets held for sale		36	—	36		49	—	49

	$	265	91	174	$	49	—	49